6. CASH AND CASH EQUIVALENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents1 [line items]
Percentage of fixed interest rate	4.39%	6.39%	6.89%
Top of Range [Member]
Cash and cash equivalents1 [line items]
Percentage of accrued interest on certificate of deposits	106.00%	106.00%	106.00%
Bottom Of Range [Member]
Cash and cash equivalents1 [line items]
Percentage of accrued interest on certificate of deposits	80.00%	40.00%	50.00%